Other operating income and expenses (Tables)	12 Months Ended
Dec. 31, 2017
Other operating income and expenses
Schedule of other operating income and other operating expenses

	Millions of euros
	2017	2016	2015
Insurance activity	57	63	98
Income from insurance and reinsurance contracts issued	2,546	1,900	1,096
Of which:
Insurance and reinsurance premium income	2,350	1,709	961
Reinsurance income	196	191	135
Expenses of insurance and reinsurance contracts	(2,489)	(1,837)	(998)
Of which:
Claims paid, other insurance-related expenses and net provisions for insurance contract liabilities	(2,249)	(1,574)	(740)
Reinsurance premiums paid	(240)	(263)	(258)
Other operating income	1,618	1,919	1,971
Non- financial services	472	698	711
Other operating income	1,146	1,221	1,260
Of which, fees and commissions offsetting direct costs	192	145	115
Other operating expense	(1,966)	(1,977)	(2,235)
Non-financial services	(302)	(518)	(590)
Other operating expense:	(1,664)	(1,459)	(1,645)
Of which, Deposit Guarantee Fund	(848)	(711)	(769)
	(291)	5	(166)